Foreign Exchange Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes In Foreign Exchange Rates [Abstract]
Foreign exchange gain	$ 18,695	$ 3,890
Realized foreign exchange gain (loss) on derivative contracts (note 23)	11,417	(12,498)
Unrealized foreign exchange gain on derivative contracts (note 23)	7,582	33,092
Foreign exchange loss on other financial assets and liabilities	(3,082)	(4,574)
Foreign exchange gains (losses)	$ 34,612	$ 19,910